Long-term Investments - Equity Security with Or without Readily Determinable Fair Values (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Oct. 31, 2022	Mar. 31, 2022 CNY (¥)	Mar. 31, 2020 CNY (¥)
Equity Security with Readily Determinable Fair Values
Cost Basis	¥ 100,303		¥ 100,303
Unrealized Loss	(91,063)		(73,535)
Foreign Currency Translation	3,726		1,684
Fair Value	12,966		28,452
Total cash consideration for purchase of Series C preferred shares	¥ 713,775	$ 103,488		¥ 65,000
Equity Securities without Readily Determinable Fair Values
Total consideration								¥ 400,000
Equity interests in affiliate (as a percent)	400000.00%						2.40%	3.20%
Impairment	¥ 7,200		¥ 0	0
Disposal by sale | SEV related business
Equity Securities without Readily Determinable Fair Values
Total consideration				¥ 60,000					¥ 60,000
Cango Inc.
Equity Security with Readily Determinable Fair Values
Number of Series C preferred shares purchased | shares					2,633,644	2,633,644
Total cash consideration for purchase of Series C preferred shares					¥ 100,303	$ 15,634